Nature of operations and business combination	12 Months Ended
Oct. 31, 2021
Li Cycle Holdings Corp [Member]
Statement [Line Items]
Nature of operations and business combination

1.	Nature of operations and business combination

(i)	Nature of Operations
Li-Cycle
Holdings Corp. and its subsidiaries, collectively
(“Li-Cycle”
or the “Company”) started their business as
Li-Cycle
Corp.
Li-Cycle
Corp was incorporated in Ontario, Canada under the
Business Corporations Act
(Ontario)
on November 18, 2016.
Li-Cycle’s
core business model is to build, own and operate recycling plants tailored to regional needs.
Li-Cycle’s
Spoke & Hub Technologies
™
provide an environmentally friendly resource recovery solution that addresses the growing global lithium-ion
battery recycling challenges, supporting the global transition toward electrification.
On March 28, 2019,
Li-Cycle
Corp. incorporated a owned subsidiary in Delaware, U.S.,
Li-Cycle
Inc., under the
General Corporation Law of the State of Delaware.
On September 2, 2020,
Li-Cycle
Corp. incorporated a owned subsidiary in Delaware, U.S.,
Li-Cycle
North America Hub, Inc., under the
General Corporation Law of the State of Delaware
.

(ii)	Business Combination
On February 12, 2021,
Li-Cycle
Corp. incorporated a 100% owned subsidiary in Ontario, Canada,
Li-Cycle
Holdings Corp., under the
Business Corporations Act
(Ontario).
On February 16, 2021,
Li-Cycle
Corp. entered into a definitive business combination agreement with Peridot Acquisition Corp. (NYSE: PDAC) and
Li-Cycle
Holdings Corp.
On August 10, 2021, in accordance with the plan of arrangement to reorganize
Li-Cycle
Corp., the Company finalized the business combination with Peridot Acquisition Corp. (NYSE: PDAC), and the combined company was renamed
Li-Cycle
Holdings Corp.
As part of this transaction, a total of 3,377,626 Class A shares of Peridot Acquisition Corp. were redeemed by Peridot shareholders, resulting in a total redemption payment of approximately $33.8 million, while the remaining 26,622,374 of Class A shares were converted into common
shares of the combined entity,
Li-Cycle
Holdings Corp. In addition, 7,500,000 Class B shares of Peridot Acquisition Corp were converted into 7,500,000 common
shares of the combined entity,
Li-Cycle
Holdings Corp. upon closing.
Li-Cycle
Corp.’s existing shareholders exchanged 2,552,450 fully diluted shares of
Li-Cycle
Corp. for the shares of the combined entity,
Li-Cycle
Holdings Corp., at an Exchange Ratio of approximately 1:39.91, as determined per the Plan of Arrangement, resulting in 97,508,181 shares of
Li-Cycle
Holdings Corp. and 4,242,707 stock options of
Li-Cycle
Holdings Corp. for the existing shareholders of
Li-Cycle
Corp.
31,549,000 shares of the combined entity,
Li-Cycle
Holdings Corp., were issued to the new investors at US$10 per share for a total of US$315.5 million of Private Investment in Public Equity.
On closing, the common shares and warrants of
Li-Cycle
Holdings Corp. were listed on the New York Stock Exchange and are traded under the symbols “LICY” and “LICY.WS”, respectively.
Li-Cycle
Corp. has been identified as the acquirer for accounting purposes. As Peridot Acquisition Corp. does not meet the definition of a business as defined in IFRS 3—Business Combinations (“IFRS 3”), the acquisition is not within the scope of IFRS 3 and is accounted for as a share-based payment transaction in accordance with IFRS 2 – Share-based Payment (“IFRS 2”). These consolidated financial statements represent the continuance of
Li-Cycle
Corp. and reflect the identifiable assets
acquired and the liabilities assumed of Peridot Acquisition Corp. at fair value. Under IFRS 2, the transaction was measured at the fair value of the common shares, escrowed shares and warrants deemed to have been issued by
Li-Cycle
Corp., in order for the ownership interest in the combined entity to be the same as if the transaction had taken the legal form of
Li-Cycle
Corp. acquiring 100% of Peridot Acquisition Corp. Any difference between the fair value of the common shares, escrowed shares and warrants deemed to have been issued by
Li-Cycle
Corp. and the fair value of Peridot Acquisition Corp.’s identifiable net assets acquired and liabilities assumed represents a Listing Fee.
The fair value of the warrants
assumed
in the transaction was determined based on the market closing price of $2.10 per warrant resulting in total fair value of $48.3 million.
As a result of this reverse asset acquisition, a Listing Fee of $152.7 million has been recorded to reflect the difference between the estimated fair value of the common shares, escrowed shares and warrants deemed issued to the shareholders of Peridot Acquisition Corp. and the net fair value of the assets of Peridot Acquisition Corp. acquired.
Li-Cycle
and Peridot incurred transaction-related costs of $27.0 million and $29.6 million, respectively.
Li-Cycle’s
transaction-related costs, such as commissions, professional fees and regulatory fees are directly attributable to common shares issuances and were deducted from the proceeds of the offering.
The details of the purchase price allocation of the identifiable assets acquired and liabilities assumed are as follows:

2021
$
Fair value of consideration transferred:
Common shares	656,713,740

Total fair value of consideration transferred	656,713,740

Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	581,862,621
Warrants	(48,299,987)
Other payables	(29,567,903)

Total fair value of assets acquired and liabilities assumed	503,994,731

Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed, recognized as Listing Fee	152,719,009

Gross proceeds	581,862,621
Transaction-related costs	(26,965,445)
Other payables acquired	(29,567,903)

Net proceeds	525,329,273

The fair value of the consideration transferred to acquire Peridot Acquisition Corp. and to issue shares to the PIPE investors was
$656,713,740 calculated as 65,671,374 common shares at $10.00 per common share.
The fair value per common share was based on the fair value of
Li-Cycle
Corp. common shares.

As a result of the closing of this transaction, 163,179,555 common shares of the Company were issued and outstanding immediately after the closing. At October 31, 2021, 163,179,655 common shares were outstanding.